UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Mid Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$27,204,721

(Cost $23,646,509)

Consumer Discretionary 21.8%		5,964,590

Hotels, Restaurants & Leisure 1.0%
Panera Bread Company, Class A (I)	1,628	260,171

Internet & Catalog Retail 3.2%
HomeAway, Inc. (I)	36,808	882,283

Leisure Equipment & Products 1.8%
Polaris Industries, Inc.	5,550	483,350

Media 2.0%
IMAX Corp. (I)	11,575	273,517
The McGraw-Hill Companies, Inc.	4,820	277,246

Specialty Retail 7.0%
CarMax, Inc. (I)	6,981	275,191
Dick's Sporting Goods, Inc.	4,367	207,826
O'Reilly Automotive, Inc. (I)	3,020	279,803
PetSmart, Inc.	7,518	491,752
Ross Stores, Inc.	4,113	245,546
Tractor Supply Company	4,083	423,285

Textiles, Apparel & Luxury Goods 6.8%
Michael Kors Holdings, Ltd. (I)	12,564	705,217
PVH Corp.	3,639	432,568
Ralph Lauren Corp.	2,542	423,192
Under Armour, Inc., Class A (I)	5,969	303,643

Consumer Staples 7.4%		2,034,635

Beverages 1.6%
Beam, Inc.	3,320	203,649
Monster Beverage Corp. (I)	4,883	233,896

Food & Staples Retailing 3.0%
United Natural Foods, Inc. (I)	7,802	421,152
Whole Foods Market, Inc.	4,244	408,485

Food Products 1.8%
Green Mountain Coffee Roasters, Inc. (I)	10,667	485,669

Household Products 1.0%
Church & Dwight Company, Inc.	4,876	281,784

Energy 3.2%		885,830

Energy Equipment & Services 1.6%
Cameron International Corp. (I)	3,442	217,913
Oceaneering International, Inc.	3,549	224,332

Oil, Gas & Consumable Fuels 1.6%
OGX Petroleo e Gas Participacoes SA, ADR (I)	55,453	114,788
Range Resources Corp.	4,895	328,797

Financials 2.1%		558,523

Capital Markets 0.8%
Affiliated Managers Group, Inc. (I)	1,530	220,213

Real Estate Investment Trusts 1.3%
Equity Lifestyle Properties, Inc.	4,725	338,310

1

Mid Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Health Care 17.8%		$4,874,878

Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (I)	2,580	242,494
BioMarin Pharmaceutical, Inc. (I)	6,100	334,829
Onyx Pharmaceuticals, Inc. (I)	3,630	281,398

Health Care Equipment & Supplies 3.6%
Align Technology, Inc. (I)	19,841	622,214
Thoratec Corp. (I)	9,790	357,629

Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	9,966	452,157
DaVita HealthCare Partners, Inc. (I)	1,185	136,761
MEDNAX, Inc. (I)	5,795	495,820

Health Care Technology 1.1%
athenahealth, Inc. (I)	3,606	311,811

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	4,780	214,048

Pharmaceuticals 5.2%
Actavis, Inc. (I)	2,585	223,318
Mylan, Inc. (I)	16,351	462,243
Perrigo Company	7,364	740,156

Industrials 22.7%		6,221,843

Aerospace & Defense 2.8%
Precision Castparts Corp.	4,162	763,311

Building Products 1.0%
Masco Corp.	15,384	282,912

Commercial Services & Supplies 2.5%
Clean Harbors, Inc. (I)	12,583	699,489

Electrical Equipment 2.5%
AMETEK, Inc.	11,520	472,205
Rockwell Automation, Inc.	2,319	206,832

Machinery 5.4%
Chart Industries, Inc. (I)	4,483	296,730
Pall Corp.	10,353	707,110
WABCO Holdings, Inc. (I)	7,431	465,626

Professional Services 4.4%
IHS, Inc., Class A (I)	7,153	736,044
Verisk Analytics, Inc., Class A (I)	8,568	472,611

Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	5,565	374,358

Trading Companies & Distributors 2.7%
Fastenal Company	8,337	414,182
W.W. Grainger, Inc.	1,517	330,433

Information Technology 20.2%		5,543,667

Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	3,977	268,726

Internet Software & Services 5.1%
CoStar Group, Inc. (I)	9,093	852,742
LinkedIn Corp., Class A (I)	4,385	542,819

2

Mid Cap Equity Fund
As of 1-31-13 (Unaudited)

		Shares	Value

Information Technology (continued)

IT Services 3.4%
Alliance Data Systems Corp. (I)		4,425	$697,380
WEX, Inc. (I)		3,136	246,521

Semiconductors & Semiconductor Equipment 1.7%
Altera Corp.		8,753	292,525
Skyworks Solutions, Inc. (I)		7,861	188,192

Software 9.0%
ANSYS, Inc. (I)		1,925	141,680
Autodesk, Inc. (I)		5,480	213,062
Citrix Systems, Inc. (I)		7,257	530,922
Concur Technologies, Inc. (I)(L)		7,304	488,638
Intuit, Inc.		7,647	477,020
Nuance Communications, Inc. (I)		12,452	299,471
Red Hat, Inc. (I)		5,471	303,969

Materials 2.9%			799,730

Chemicals 2.9%
Airgas, Inc.		8,397	799,730

Telecommunication Services 1.2%			321,025

Wireless Telecommunication Services 1.2%
Crown Castle International Corp. (I)		2,709	191,039
SBA Communications Corp., Class A (I)		1,866	129,986

	Yield(%)	Shares	Value

Securities Lending Collateral 0.3%			$87,660

(Cost $87,643)

John Hancock Collateral Investment Trust (W)	0.2611 (Y)	8,759	87,660

		Par value	Value

Short-Term Investments 0.6%			$164,000

(Cost $164,000)

Repurchase Agreement 0.6%			164,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at 0.010% to be repurchased at $164,000 on 2-1-13, collateralized by $165,000 U.S. Treasury Notes,
1.500% due 6-30-16 (valued at $170,781, including interest)		$164,000	164,000

Total investments (Cost $23,898,152)† 100.2%			$27,456,381

Other assets and liabilities, net (0.2%)			($48,081)

Total net assets 100.0%			$27,408,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. The value of securities on loan amounted to $84,738.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents collateral recieved for securities lending.

3

Mid Cap Equity Fund
As of 1-31-13 (Unaudited)

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $23,899,617. Net unrealized appreciation aggregated $3,556,764, of which $4,216,621 related to appreciated investment securities and $659,857 related to depreciated investment securities.

4

Mid Cap Equity Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

81Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013